Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 738,139,529.00
Previously Paid Amount	13,810.00
Total Fee Amount	101,937.07
Total Offset Amount	0.00
Net Fee	$ 88,127.07
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A